Summary of Significant Accounting Policies (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency translation adjustment (gains)/losses	¥ 20,786	$ 3,023	¥ 124,374	¥ (55,493)
Exchange rate (RMB per USD 1.00)	6.8755					6.8755
Changes in restricted cash in the consolidated cash flow	¥ 65,641		9,564	15,335
Liabilities recorded related to membership points	143,868		16,460
Advertising costs	218,060		63,427	4,095
Amounts of employee benefit expenses	¥ 517,787		¥ 231,070	105,955
Capital lease classification condition	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.
Operating lease expenses	¥ 490,936		¥ 228,478	¥ 102,020
Long-term investments	148,303		47,125			$ 21,570
Short-term investments	5,154,703					$ 749,720
Collateral for bank borrowings and letter of guarantee	¥ 1,775,000
Estimated forfeiture rate	0.00%	0.00%
Separate performance obligation recorded as contract liability (deferred revenue)	¥ 47,310
Reduction in revenue	441
Selling and marketing expenses	¥ 153,057		¥ 16,460
Land use rights, net
Summary Of Significant Accounting Policies [Line Items]
Useful lives	536 months	536 months